UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH    45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DEAN FUNDS

Small Cap Value Fund

Mid Cap Value Fund

Semi-Annual Report

September 30, 2017

DEAN SMALL CAP VALUE FUND

Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2017)
	Six Months	1 Year	5 Year	10 year
Dean Small Cap Value Fund	1.88%	15.29%	14.04%	7.95%
Russell 2000 Value Index**	5.81%	20.55%	13.27%	7.14%
Russell 2000 Index**	8.27%	20.74%	13.79%	7.85%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 29, 2017, were 1.15% of average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

**	The Russell 2000 and Russell 2000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN MID CAP VALUE FUND

Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2017)
	Six Months	1 Year	5 Year	10 year
Dean Mid Cap Value Fund	4.33%	14.26%	13.52%	5.10%
Russell Midcap Value Index**	3.54%	13.37%	14.33%	7.85%
Russell Midcap Index**	6.27%	15.32%	14.26%	8.08%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 29, 2017, were 1.76% of average daily net assets (1.10% after fee waivers/expense reimbursements by the Adviser). The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2018. Each waiver or reimbursement is subject to recoupment by the adviser in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided the Fund is able to make the repayment without exceeding the 1.10% expense limitation. Additional information pertaining to the expense ratios as of September 30, 2017 can be found in the financial highlights.

Effective March 31, 2011, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000 Value Index to the Russell Midcap Value and Russell Midcap Indices. Performance prior to March 31, 2011 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 10 year return may vary substantially from those of the Midcap indices.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Mid Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

**	The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN SMALL CAP VALUE FUND HOLDINGS – (Unaudited)

1As a percent of total net assets.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

DEAN MID CAP VALUE FUND HOLDINGS – (Unaudited)

1As a percent of total net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Portfolio Holdings – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Common Stocks – 97.52%	Shares	Fair Value
Consumer Discretionary – 12.09%
AMC Networks, Inc., Class A *	109,265	$6,388,725
Big Lots, Inc.	61,613	3,300,608
Cato Corp./The, Class A	169,505	2,242,551
Cooper-Standard Holdings, Inc. *	51,120	5,928,386
Hibbett Sports, Inc. *	228,628	3,257,949
Horizon Global Corp. *	191,255	3,373,738
Tenneco, Inc.	128,025	7,767,277
TopBuild Corp. *	51,215	3,337,682
Urban Outfitters, Inc. *	135,005	3,226,620

		38,823,536

Consumer Staples – 2.77%
Energizer Holdings, Inc.	69,345	3,193,337
Fresh Del Monte Produce, Inc.	125,265	5,694,547

		8,887,884

Energy – 7.62%
C&J Energy Services, Inc. *	115,434	3,459,557
Dril-Quip, Inc. *	136,735	6,036,850
Oceaneering International, Inc.	160,830	4,225,004
SRC Energy, Inc. *	663,300	6,414,111
World Fuel Services Corp.	127,835	4,334,885

		24,470,407

Financials – 23.78%
AMERISAFE, Inc.	52,630	3,063,066
Apollo Commercial Real Estate Finance, Inc.	371,803	6,733,352
Bank of Hawaii Corp.	55,920	4,661,491
Banner Corp.	84,105	5,153,954
Blackstone Mortgage Trust, Inc., Class A	164,650	5,107,443
Bryn Mawr Bank Corp.	70,682	3,095,872
CenterState Banks, Inc.	299,075	8,015,210
Chemical Financial Corp.	135,315	7,071,562
Enstar Group Ltd. *	14,490	3,221,852
First Financial Bancorp	176,082	4,604,544
First Merchants Corp.	153,470	6,588,467
Horace Mann Educators Corp.	79,835	3,141,507

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2017 (Unaudited)

Common Stocks – 97.52% – continued	Shares	Fair Value
Financials – 23.78% – continued
Houlihan Lokey, Inc.	147,050	$5,754,067
Infinity Property & Casualty Corp.	31,752	2,991,038
Moelis & Co., Class A	93,348	4,018,631
Renasant Corp.	73,277	3,143,583

		76,365,639

Health Care – 4.45%
LifePoint Health, Inc. *	98,420	5,698,518
Magellan Health, Inc. *	56,720	4,894,936
Owens & Minor, Inc.	126,855	3,704,166

		14,297,620

Industrials – 21.72%
Aircastle Ltd.	264,495	5,895,594
Armstrong World Industries, Inc. *	63,480	3,253,350
Astec Industries, Inc.	96,020	5,378,080
AZZ, Inc.	70,235	3,420,445
Deluxe Corp.	96,375	7,031,520
Encore Wire Corp.	77,260	3,459,317
JELD-WEN Holding, Inc. *	91,650	3,255,408
Kaman Corp.	105,795	5,901,245
Knoll, Inc.	324,415	6,488,300
Simpson Manufacturing Co., Inc.	153,360	7,520,774
Tetra Tech, Inc.	74,590	3,472,165
Triumph Group, Inc.	109,885	3,269,079
Valmont Industries, Inc.	19,825	3,134,333
Watts Water Technologies, Inc., Class A	47,210	3,266,932
WESCO International, Inc. *	85,615	4,987,074

		69,733,616

Information Technology – 12.89%
ADTRAN, Inc.	131,670	3,160,080
Convergys Corp.	156,670	4,056,186
CSG Systems International, Inc.	73,951	2,965,435
Methode Electronics, Inc.	111,845	4,736,636
NETGEAR, Inc. *	77,172	3,673,387
Plantronics, Inc.	66,855	2,956,328

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2017 (Unaudited)

Common Stocks – 97.52% – continued	Shares	Fair Value
Information Technology – 12.89% – continued
Plexus Corp. *	115,490	$6,476,679
Tech Data Corp. *	71,128	6,319,723
Travelport Worldwide Ltd.	449,505	7,057,228

		41,401,682

Materials – 4.64%
Cabot Corp.	84,815	4,732,677
Compass Minerals International, Inc.	43,385	2,815,687
Schweitzer-Mauduit International, Inc.	177,384	7,354,341

		14,902,705

Real Estate – 5.57%
Lexington Realty Trust	610,870	6,243,091
LTC Properties, Inc.	124,555	5,851,594
Tanger Factory Outlet Centers, Inc.	236,755	5,781,557

		17,876,242

Utilities – 1.99%
NorthWestern Corp.	112,200	6,388,668

Total Common Stocks (Cost $303,904,832)		313,147,999

Money Market Securities – 2.35%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.95% (a)	7,550,415	7,550,415

Total Money Market Securities (Cost $7,550,415)		7,550,415

Total Investments – 99.87% (Cost $311,455,247)		320,698,414

Other Assets in Excess of Liabilities – 0.13%		433,110

NET ASSETS – 100.00%		$321,131,524

(a)	Rate disclosed is the seven day effective yield as of September 30, 2017.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Common Stocks – 98.66%	Shares	Fair Value
Consumer Discretionary – 14.76%
Advance Auto Parts, Inc.	4,167	$413,366
Aramark	12,617	512,376
Carter’s, Inc.	4,723	466,396
Delphi Automotive PLC	6,066	596,894
Gildan Activewear, Inc.	18,868	590,191
Interpublic Group of Cos., Inc.	18,266	379,750
LKQ Corp. *	13,335	479,927
Monro Muffler Brake, Inc.	8,381	469,755
Nordstrom, Inc.	9,422	444,247

		4,352,902

Consumer Staples – 6.78%
Casey’s General Stores, Inc.	4,283	468,774
Dr. Pepper Snapple Group, Inc.	5,348	473,138
Ingredion, Inc.	4,213	508,256
Tyson Foods, Inc., Class A	7,802	549,651

		1,999,819

Energy – 6.44%
Concho Resources, Inc. *	3,820	503,170
Oceaneering International, Inc.	18,590	488,359
Pioneer Natural Resources Co.	3,125	461,063
RPC, Inc.	17,965	445,352

		1,897,944

Financials – 17.57%
Allstate Corp.	5,487	504,310
Ameriprise Financial, Inc.	3,264	484,737
Associated Banc-Corp.	16,483	399,713
Brown & Brown, Inc.	10,395	500,935
Citizens Financial Group, Inc.	10,811	409,413
Commerce Bancshares, Inc.	7,709	445,349
Invesco Ltd.	16,067	562,988
M&T Bank Corp.	3,033	488,434
Reinsurance Group of America, Inc.	3,287	458,635
Torchmark Corp.	5,533	443,138
W.R. Berkley Corp.	7,223	482,063

		5,179,715

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2017 (Unaudited)

Common Stocks – 98.66% – continued	Shares	Fair Value
Health Care – 4.98%
C.R. Bard, Inc.	1,829	$586,195
Universal Health Services, Inc., Class B	3,797	421,239
Zimmer Biomet Holdings, Inc.	3,936	460,866

		1,468,300

Industrials – 16.86%
Comfort Systems USA, Inc.	10,464	373,565
Curtiss-Wright Corp.	4,376	457,467
Hexcel Corp.	8,311	477,218
Hubbell, Inc.	3,658	424,401
ITT, Inc.	10,673	472,494
Kansas City Southern	4,746	515,795
Parker-Hannifin Corp.	2,639	461,878
Republic Services, Inc.	10,256	677,511
Stanley Black & Decker, Inc.	3,334	503,334
Xylem, Inc.	9,700	607,511

		4,971,174

Information Technology – 7.88%
Alliance Data Systems Corp.	1,783	395,024
Arrow Electronics, Inc. *	6,181	497,014
DST Systems, Inc.	7,501	411,655
Keysight Technologies, Inc. *	10,904	454,261
Synopsys, Inc. *	7,015	564,918

		2,322,872

Materials – 8.33%
Agrium, Inc.	4,792	513,750
Bemis Co., Inc.	10,071	458,936
Eastman Chemical Co.	5,834	527,919
International Flavors & Fragrances, Inc.	3,357	479,749
International Paper Co.	8,404	477,515

		2,457,869

Real Estate – 7.41%
Equity LifeStyle Properties, Inc.	8,080	687,446
Highwoods Properties, Inc.	10,858	565,593
RLJ Lodging Trust	16,946	372,812
Weingarten Realty Investors	17,664	560,655

		2,186,506

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2017 (Unaudited)

Common Stocks – 98.66% – continued	Shares	Fair Value
Utilities – 7.65%
Ameren Corp.	9,515	$550,348
Great Plains Energy, Inc.	17,155	519,797
Portland General Electric Co.	12,339	563,152
Xcel Energy, Inc.	13,150	622,258

		2,255,555

Total Common Stocks (Cost $23,664,222)		29,092,656

Money Market Securities – 1.23%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.95% (a)	364,347	364,347

Total Money Market Securities (Cost $364,347)		364,347

Total Investments – 99.89% (Cost $24,028,569)		29,457,003

Other Assets in Excess of Liabilities – 0.11%		31,581

NET ASSETS – 100.00%		$29,488,584

(a)	Rate disclosed is the seven day effective yield as of September 30, 2017.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2017

(Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Assets
Investment in securities at value (cost $311,455,247 and $24,028,569)	$320,698,414	$29,457,003
Receivable for fund shares sold	236,015	1,658
Dividends receivable	462,134	40,159
Prepaid expenses	26,482	13,976

Total Assets	321,423,045	29,512,796

Liabilities
Payable for fund shares redeemed	30,169	—
Payable to Adviser	224,405	14,345
Payable to Administrator	26,226	1,306
Other accrued expenses	10,321	8,561

Total Liabilities	291,121	24,212

Net Assets	$321,131,524	$29,488,584

Net Assets consist of:
Paid-in capital	$257,576,484	$22,870,281
Accumulated undistributed net investment income	3,748,710	181,081
Accumulated undistributed net realized gain from investment transactions	50,563,163	1,008,788
Net unrealized appreciation on investments	9,243,167	5,428,434

Net Assets	$321,131,524	$29,488,584

Shares outstanding (unlimited number of shares authorized, no par value)	18,498,099	1,493,710

Net asset value, offering and redemption price per share	$17.36	$19.74

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2017

(Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $– and $1,757)	$3,527,639	$241,258

Total investment income	3,527,639	241,258

Expenses
Investment Adviser	1,403,919	124,299
Transfer agent	108,385	6,013
Administration	77,044	10,025
Fund accounting	50,959	10,024
Custodian	31,894	6,570
Registration	19,326	11,892
Report printing	25,109	1,048
Legal	9,565	9,582
Audit	8,338	8,338
Trustee	6,147	6,147
Insurance	8,640	1,456
CCO	4,124	4,124
Pricing	1,112	974
Miscellaneous	42,582	12,696

Total expenses	1,797,144	213,188
Fees waived by Adviser	–	(42,129)
Fees reduced by Administrator	–	(19,036)

Net operating expenses	1,797,144	152,023

Net investment income	1,730,495	89,235

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	12,017,210	651,429
Net change in unrealized appreciation (depreciation) of investment securities	(8,763,740)	479,082

Net realized and unrealized gain on investments	3,253,470	1,130,511

Net increase in net assets resulting from operations	$4,983,965	$1,219,746

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,730,495	$3,197,772	$89,235	$155,503
Net realized gain on investment securities	12,017,210	47,608,903	651,429	2,097,823
Net change in unrealized appreciation (depreciation) of investment securities	(8,763,740)	(1,387,673)	479,082	1,133,544

Net increase in net assets resulting from operations	4,983,965	49,419,002	1,219,746	3,386,870

Distributions
From net investment income	–	(2,706,006)	–	(96,884)
From net realized gains	–	(7,176,668)	–	–

Total distributions	–	(9,882,674)	–	(96,884)

Capital Transactions
Proceeds from shares sold	97,411,157	103,447,375	3,297,562	6,412,574
Reinvestment of distributions	–	8,973,816	–	94,988
Amount paid for shares redeemed	(65,827,007)	(65,843,806)	(1,160,801)	(978,040)

Net increase in net assets resulting from capital transactions	31,584,150	46,577,385	2,136,761	5,529,522

Total Increase in Net Assets	36,568,115	86,113,713	3,356,507	8,819,508

Net Assets
Beginning of period	284,563,409	198,449,696	26,132,077	17,312,569

End of period	$321,131,524	$284,563,409	$29,488,584	$26,132,077

Accumulated undistributed net investment income included in net assets at end of period	$3,748,710	$2,018,215	$181,081	$91,846

Share Transactions
Shares sold	5,803,700	6,458,192	172,736	361,746
Shares issued in reinvestment of distributions	–	523,560	–	5,101
Shares redeemed	(4,002,829)	(4,138,854)	(60,553)	(57,466)

Net increase in shares outstanding	1,800,871	2,842,898	112,183	309,381

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the six months ended September 30, 2017 (Unaudited)		For the Years ended
			March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013
Net asset value, beginning of period	$17.04		$14.32	$15.71	$15.96	$13.48	$11.58

Investment operations:
Net investment income	0.08		0.19	0.11	0.07	0.06	0.02 (a)
Net realized and unrealized gain (loss) on investments	0.24		3.20	(0.60)	1.00	2.96	1.92

Total from investment operations	0.32		3.39	(0.49)	1.07	3.02	1.94

Less distributions:
From net investment income	–		(0.18)	(0.03)	(0.09)	– (b)	(0.04)
From net realized gains	–		(0.49)	(0.87)	(1.23)	(0.54)	–

Total distributions	–		(0.67)	(0.90)	(1.32)	(0.54)	(0.04)

Net asset value, end of period	$17.36		$17.04	$14.32	$15.71	$15.96	$13.48

Total Return (c)	1.88	%(d)	23.67%	(2.73)%	7.25%	22.57%	16.81%
Ratios and Supplemental Data
Net assets, end of period (000)	$321,132		$284,563	$198,450	$142,872	$137,404	$79,489
Ratio of expenses to average net assets
After fee waivers and/or expense reimbursement/recoupment by Adviser	1.15	%(e)	1.15%	1.25%	1.25%	1.25%	1.25%
Before fee waivers and/or expense reimbursement/recoupment by Adviser	1.15	%(e)	1.15%	1.20%	1.22%	1.21%	1.41%
Ratio of net investment income to average net assets	1.11	%(e)	1.36%	0.96%	0.41%	0.44%	0.13%
Portfolio turnover rate	85	%(d)	154%	148%	128%	96%	142%

(a)	Calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the six months ended September 30, 2017 (Unaudited)		For the Years ended
			March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013
Net asset value, beginning of period	$18.92		$16.15	$15.83	$14.82	$12.31	$10.81

Investment operations:
Net investment income	0.05		0.12	0.03	0.11	0.03	0.06
Net realized and unrealized gain on investments	0.77		2.73	0.31	1.00	2.49	1.52

Total from investment operations	0.82		2.85	0.34	1.11	2.52	1.58

Less distributions:
From net investment income	–		(0.08)	(0.02)	(0.10)	(0.01)	(0.08)

Total distributions	–		(0.08)	(0.02)	(0.10)	(0.01)	(0.08)

Net asset value, end of period	$19.74		$18.92	$16.15	$15.83	$14.82	$12.31

Total Return (a)	4.33	%(b)	17.65%	2.17%	7.50%	20.46%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000)	$29,489		$26,132	$17,313	$16,437	$16,033	$13,003
Ratio of expenses to average net assets:
After fee waivers and/or expense reimbursement by Adviser	1.10	%(c)	1.10%	1.50%	1.50%	1.50%	1.50%
Before fee waivers and/or expense reimbursement by Adviser	1.54	%(c)	1.76%	1.91%	1.88%	2.01%	2.23%
Ratio of net investment income to average net assets	0.65	%(c)	0.75%	0.23%	0.66%	0.24%	0.52%
Portfolio turnover rate	19	%(b)	57%	39%	52%	43%	49%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirement applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the six months ended September 30, 2017, there were no material reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if,

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at September 30, 2017 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks	$313,147,999	$–	$–	$313,147,999
Money Market Securities	7,550,415	–	–	7,550,415

Total	$320,698,414	$–	$–	$320,698,414

Mid Cap Fund
Assets Common Stocks	$29,092,656	$–	$–	$29,092,656
Money Market Securities	364,347	–	–	364,347

Total	$29,457,003	$–	$–	$29,457,003

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six months ended September 30, 2017, there were no transfers between any levels as of September 30, 2017 based on input levels as of March 31, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement, the Adviser is entitled to an investment

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES – continued

advisor fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Fund. For the six months ended September 30, 2017, the Adviser earned fees, before the waiver described below, of $1,403,919 and $124,299 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2017, the Adviser was owed $224,405 from the Small Cap Fund and $14,345 from the Mid Cap Fund.

The Adviser contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 1.10% of the Mid Cap Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through July 31, 2018. For the six months ended September 30, 2017, the Adviser waived fees of $42,129 for the Mid Cap Fund.

Each fee waiver and expense reimbursement is subject to repayment by the Funds in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. As of September 30, 2017, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $233,682 from the Mid Cap Fund no later than September 30, 2020.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”), to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended September 30, 2017, fees for

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES – continued

administration, transfer agent, and fund accounting services, and the amounts due to the Administrator at September 30, 2017 were as follows:

	Small Cap Fund	Mid Cap Fund
Administration	$77,044	$10,025
Fund accounting	50,959	10,024
Transfer agent	108,385	6,013
Payable to Administrator	26,226	1,306

During the six months ended September 30, 2017, Ultimus agreed to discount the overall fees for the Mid Cap Fund in the amount of $19,036.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,800 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,250 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Fund.

The Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. The CCO receives compensation plus reimbursement for out of pocket expenses through contracts with the funds.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases	$295,385,280	$7,496,851
Sales	256,284,018	5,004,475

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2017.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2017, NFS, LLC owned 33.86% of the Mid Cap Fund. As a result, NFS, LLC may be deemed to control the Mid Cap Fund.

NOTE 7. FEDERAL TAX INFORMATION

As of September 30, 2017, the unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Small Cap Fund	Mid Cap Fund
Gross unrealized appreciation	$18,543,332	$5,696,612
Gross unrealized depreciation	(9,387,940)	(270,870)

Net unrealized appreciation	$9,155,392	$5,425,742

Federal income tax cost	$311,543,022	$24,031,261

The tax character of distributions paid during the fiscal year ended March 31, 2017 was as follows:

	Small Cap Fund	Mid Cap Fund
Distributions paid from :
Ordinary income	$7,386,664	$96,884
Long-term capital gains	2,496,010	-

	$9,882,674	$96,884

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2017 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of March 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$28,044,923	$91,846
Accumulated capital and other losses	12,539,870	357,620
Unrealized appreciation (depreciation)	17,986,282	4,949,091

	$58,571,075	$5,398,557

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

During the fiscal year ended March 31, 2017, Small Cap Fund and Mid Cap Fund utilized $664,910 and $1,539,131 of capital loss carryforward, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since September 30, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of each Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2017 to September 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period (1)	Annualized Expense Ratio
Small Cap Value Fund
Actual	$1,000.00	$1,018.80	$5.83	1.15%
Hypothetical (2)	$1,000.00	$1,019.30	$5.83	1.15%

Mid Cap Value Fund
Actual	$1,000.00	$1,043.30	$5.63	1.10%
Hypothetical (2)	$1,000.00	$1,019.55	$5.57	1.10%

(1)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 899-8343 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (888) 899-8343 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/29/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/29/2017